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                                             State Street Bank and Trust Company
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111

                                         July 3, 2000

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:  The Munder Funds, Inc. (the "Company")
     File Nos. 33-54748,811-7346
     CIK 894192, Post-Effective Amendment No. 48
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Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statements of Additional Information on behalf of the Munder Fund of Funds (formerly Munder All-Season Aggressive Fund), Munder All-Season Conservative Fund and Munder All-Season Moderate Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 48 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on June 29, 2000 (Accession # 0000950131-00-004168).

     Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                             Very truly yours,

                                             /s/ Francine S. Hayes
                                             ---------------------
                                             Francine S. Hayes
                                             Associate Counsel

cc:  J. Robinson
     L. Wilson
     P. Turley
     S. Zoltowski